Financial Results - Summary of Effects on Exchange Differences and Application of Indexed Assets and Liabilities (Detail) - CLP ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure Of Financial Results [Line Items]
Gains (losses) from Indexed Assets and Liabilities, Gross	$ 19,006,570	$ 7,998,839	$ 4,264,332
Inventories	57,829	20,926
Intangible assets other than goodwill	(130,899)	(77,239)	142
Property, plant and equipment	2,453,485	1,451,708	764,982
Deferred tax liabilities	(9,635,742)	(1,429,582)	(548,505)
Equity	(5,842,818)	(2,143,830)	(2,434,384)
Other Provision of Services	(1,900)	(1,849)	(1,246)
Personal expenses	286,371	161,385	130,213
Other fixed operating expenses	324,911	139,968	108,226
Financial income	(726,557)	(231,931)	(204,137)
Financial expenses	71,640	9,125	6,145
Sub total Hyperinflation result	(13,143,680)	(2,101,319)	(2,178,564)
Gains from indexed assets and liabilities, net	5,862,890	5,897,520	2,085,768
Foreign currency exchange differences	18,401,453	(15,334,368)	(23,272,231)
Exchange effect on account receivable	(14,855,933)	(51,620,491)	(36,494,889)
Exchange effect on account payables	(2,940,425)	(23,048,375)	11,234,506
Accounts receivable generated due to Law No. 21,472	(10,220,465)
Accounts payable generated due to Law No. 21,472	3,106,322
Cash And Cash Equivalent [Member]
Disclosure Of Financial Results [Line Items]
Foreign currency exchange differences	(8,613,242)	1,863,916	10,110,166
Other Financial Asset [Member]
Disclosure Of Financial Results [Line Items]
Gains (losses) from Indexed Assets and Liabilities, Gross	41,683
Foreign currency exchange differences	13,779,941	8,922,639	6,316,333
Other Non Financial Asset [Member]
Disclosure Of Financial Results [Line Items]
Gains (losses) from Indexed Assets and Liabilities, Gross	12,478,960	64,806
Foreign currency exchange differences	(4,278,891)	(5,754,262)	6,086,388
Trade and Other Receivables [Member]
Disclosure Of Financial Results [Line Items]
Gains (losses) from Indexed Assets and Liabilities, Gross	3,086,549	1,837,037	2,212,324
Foreign currency exchange differences	(12,070,666)	59,815,718	(24,262,013)
Current Tax Assets and Liabilities [Member]
Disclosure Of Financial Results [Line Items]
Gains (losses) from Indexed Assets and Liabilities, Gross	4,405,500	4,168,869	1,026,963
Foreign currency exchange differences	475,285	47,239	(4,361,506)
Other financial liabilities (financial debt and derivative instruments) [Member]
Disclosure Of Financial Results [Line Items]
Gains (losses) from Indexed Assets and Liabilities, Gross	41,681	2,743,973	980,933
Foreign currency exchange differences	28,913,122	(22,271,858)	(10,265,859)
Trade and Other Payables [Member]
Disclosure Of Financial Results [Line Items]
Gains (losses) from Indexed Assets and Liabilities, Gross	(275,114)	(103,883)	241,532
Foreign currency exchange differences	(25,910,351)	(27,326,682)	(1,023,613)
Accounts Payable to Related Entities [Member]
Disclosure Of Financial Results [Line Items]
Foreign currency exchange differences	34,745,005	(30,778,711)	(4,974,416)
Other provisions [member]
Disclosure Of Financial Results [Line Items]
Gains (losses) from Indexed Assets and Liabilities, Gross	(772,689)	(610,605)	(196,777)
Other Non Financial Liability [Member]
Disclosure Of Financial Results [Line Items]
Gains (losses) from Indexed Assets and Liabilities, Gross		(101,358)	(643)
Foreign currency exchange differences	$ (8,638,750)	$ 147,633	$ (897,711)